PARENT COMPANY (Condensed Balance Sheet) (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
ASSETS
Interest-earning deposits with subsidiary bank	$ 12	$ 2,530
Certificates of deposit	1,840	1,843
Investment securities available for sale	147,639	132,780
Other assets	152	170
TOTAL ASSETS	357,101	355,818
LIABILITIES AND STOCKHOLDERS' EQUITY
Other Liabilities	2,207	1,683
Stockholders' equity	36,913	36,049	$ 34,017	$ 33,043
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	357,101	355,818
Parent Company [Member]
ASSETS
Interest-earning deposits with subsidiary bank	2,676	2,566
Certificates of deposit	993	497
Investment securities available for sale	992
Investment in subsidiary bank	31,952	32,320
Other assets	702	722
TOTAL ASSETS	37,315	36,105
LIABILITIES AND STOCKHOLDERS' EQUITY
Other Liabilities	402	56
Stockholders' equity	36,913	36,049
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 37,315	$ 36,105